MORTGAGE-BACKED SECURITIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	$ 22,047	$ 26,420
Purchases of mortgage-backed securities	98,710	135,304	57,386
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	347	831	855
Credit impairment charge on private-label CMO	19
Mortgage-backed securities pledged as collateral	148,300	123,700
Mortgage-backed securities pledged as collateral, fair value	147,000	123,800
Mortgage-backed securities pledged as collateral, excess fair value	16,500	20,900
Collateralized Mortgage Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	215,335	139,268
Increase in mortgage-backed securities	76,000
Percent of MBS comprised of adjustable or floating rate investments	100.00%	100.00%
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	212,781	135,621
Proceeds from repayments mortgage-backed securities	21,600
Purchases of mortgage-backed securities	98,700
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment securities - held to maturity	2,554	3,647
Proceeds from repayments mortgage-backed securities	1,500
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	$ 409